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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mizuho Corporate Bank, Ltd.
Address:   1-3-3, Marunouchi, Chiyoda-ku, Tokyo 100-8210, Japan

Form 13F File Number: 28-14226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jun Takagi
Title: Deputy General Manager, International Coordination Division
Phone: 81-3-5220-8795

Signature, Place, and Date of Signing:

Jun Takagi                 Tokyo, Japan              February 6, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     11
Form 13F Information Table Value Total:     781,458 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


            COLUMN 1        COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
            --------        --------        --------- -------- --------------------- ---------- -------- ---------------------------
                                                                                                                     VOTING
                                                       VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER              AUTHORITY
         NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGER     SOLE     SHARED    NONE
         --------------     --------------   -----    --------   -------    --- ---- ---------- -------- ---------- --------- ------

SPDR S&P 500 ETF TR         TR UNIT         78462F103  131,017    920,000   SH       SOLE                   920,000         0      0
POWERSHARES QQQ TRUST       UNIT SER 1      73935A104   50,150    770,000   SH       SOLE                   770,000         0      0
ISHARES INC                 MSCI PAC J IDX  464286665   19,799    420,000   SH       SOLE                   420,000         0      0
ISHARES GOLD TRUST          ISHARES         464285105   76,024  4,670,000   SH       SOLE                 4,670,000         0      0
SPDR GOLD TRUST             GOLD SHS        78463V107   66,914    413,000   SH       SOLE                   413,000         0      0
ISHARES TR                  CORE S&P500 ETF 464287200   45,805    320,000   SH       SOLE                   320,000         0      0
ISHARES TR                  RUSSELL 2000    464287655   16,864    200,000   SH       SOLE                   200,000         0      0
AFLAC INC                   COM             001055102    7,968    150,000   SH       SOLE                 1,500,000         0      0
BANK OF AMERICA CORPORATION COM             060505104  362,865 31,254,545   SH       SOLE                31,254,545         0      0
CME GROUP INC               COM             12572Q105    2,597  51,258.75   SH       SOLE                    51,258         0      0
DOW CHEM CO                 COM             260543103    1,455     45,000   SH       SOLE                    45,000         0      0